Variable Interest Entities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	$ 2,686,000,000	[1]	$ 2,281,000,000	[1]
Securitized Transition Assets	2,373,000,000		2,117,000,000
Percentage Ownership of "Allegheny Series" by a Nonaffiliated Company	100.00%
Protected Cell Of Energy Insurance Services, Inc. [Member]
Variable Interest Entities (Textuals) [Abstract]
Insurance Premium Expense to Protected Cell	31,000,000		32,000,000		48,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Current Assets [Member]
ASSETS
Assets	143,000,000		130,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0		0
Protected Cell Of Energy Insurance Services, Inc. [Member] | Other Non Current Assets [Member]
ASSETS
Assets	3,000,000		4,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Total Assets [Member]
ASSETS
Assets	146,000,000		134,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	39,000,000		43,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	66,000,000		66,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	41,000,000		25,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	146,000,000		134,000,000
AEP Credit, Inc. [Member]
Variable Interest Entities (Textuals) [Abstract]
Minimum Percentage of Equity AEP Provides	5.00%
Percentage of Short Term Borrowing Needs in Excess of Third Party Financings	20.00%
AEP Credit, Inc. [Member] | Current Assets [Member]
ASSETS
Assets	935,000,000		843,000,000
AEP Credit, Inc. [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0		0
AEP Credit, Inc. [Member] | Other Non Current Assets [Member]
ASSETS
Assets	1,000,000		1,000,000
AEP Credit, Inc. [Member] | Total Assets [Member]
ASSETS
Assets	936,000,000		844,000,000
AEP Credit, Inc. [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	827,000,000		800,000,000
AEP Credit, Inc. [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1,000,000		1,000,000
AEP Credit, Inc. [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	108,000,000		43,000,000
AEP Credit, Inc. [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	936,000,000		844,000,000
PATH West Virginia Transmission Co, LLC [Member] | Capital Contribution From Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	19,000,000		19,000,000
Maximum Exposure	19,000,000		19,000,000
PATH West Virginia Transmission Co, LLC [Member] | Retained Earnings [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	6,000,000		12,000,000
Maximum Exposure	6,000,000		12,000,000
PATH West Virginia Transmission Co, LLC [Member] | Total Investment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	25,000,000		31,000,000
Maximum Exposure	25,000,000		31,000,000
AEP Texas Central Transition Funding Co [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	2,000,000,000		2,300,000,000
Securitized Transition Assets	1,900,000,000		2,100,000,000
AEP Texas Central Transition Funding Co [Member] | Current Assets [Member]
ASSETS
Assets	232,000,000		250,000,000
AEP Texas Central Transition Funding Co [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0		0
AEP Texas Central Transition Funding Co [Member] | Other Non Current Assets [Member]
ASSETS
Assets	1,918,000,000	[2]	2,167,000,000	[3]
Variable Interest Entities (Textuals) [Abstract]
Intercompany Item Eliminated in Consolidation	82,000,000		89,000,000
AEP Texas Central Transition Funding Co [Member] | Total Assets [Member]
ASSETS
Assets	2,150,000,000		2,417,000,000
AEP Texas Central Transition Funding Co [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	312,000,000		304,000,000
AEP Texas Central Transition Funding Co [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1,820,000,000		2,095,000,000
AEP Texas Central Transition Funding Co [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	18,000,000		18,000,000
AEP Texas Central Transition Funding Co [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	2,150,000,000		2,417,000,000
Appalachian Power Co [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	380,282,000	[4]	0	[4]
Securitized Transition Assets	369,355,000		0
Appalachian Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings to Affiliates [Abstract]
Billings from VIE	174,393,000		195,176,000		195,787,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	174,393,000		195,176,000		195,787,000
Appalachian Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	20,191,000		29,819,000
Maximum Exposure	20,191,000		29,819,000
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	380,000,000
Securitized Transition Assets	369,000,000
Intercompany Item Eliminated in Consolidation	4,000,000
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Current Assets [Member]
ASSETS
Assets	5,891,000
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Other Non Current Assets [Member]
ASSETS
Assets	378,029,000	[5]
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Total Assets [Member]
ASSETS
Assets	383,920,000
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	14,000,000
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	368,018,000
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1,902,000
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	383,920,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Variable Interest Entities (Textuals) [Abstract]
Payments Made by I&M to DCC Fuel	153,000,000		127,000,000		85,000,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Current Assets [Member]
ASSETS
Assets	117,762,000		132,886,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	156,820,000		176,065,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Other Non Current Assets [Member]
ASSETS
Assets	60,450,000		92,473,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Total Assets [Member]
ASSETS
Assets	335,032,000		401,424,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	107,815,000		120,873,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	227,217,000		280,551,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	335,032,000		401,424,000
Indiana Michigan Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings to Affiliates [Abstract]
Billings from VIE	119,343,000		127,232,000		126,505,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	119,343,000		127,232,000		126,505,000
Indiana Michigan Power Co [Member] | Billings from AEP Generating Company [Member]
Billings to Affiliates [Abstract]
Billings from VIE	251,518,000		238,865,000		228,739,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	251,518,000		238,865,000		228,739,000
Indiana Michigan Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	12,864,000		17,911,000
Maximum Exposure	12,864,000		17,911,000
Indiana Michigan Power Co [Member] | Carrying Amount in AEP Generating Company's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	23,916,000		25,498,000
Maximum Exposure	23,916,000		25,498,000
Ohio Power Co [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	267,403,000	[4]	0	[4]
Securitized Transition Assets	131,582,000		0
Ohio Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings to Affiliates [Abstract]
Billings from VIE	255,485,000		277,232,000		279,652,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	255,485,000		277,232,000		279,652,000
Ohio Power Co [Member] | Billings from AEP Generating Company [Member]
Billings to Affiliates [Abstract]
Billings from VIE	148,459,000		203,582,000		185,741,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	148,459,000		203,582,000		185,741,000
Ohio Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	31,425,000		39,323,000
Maximum Exposure	31,425,000		39,323,000
Ohio Power Co [Member] | Carrying Amount in AEP Generating Company's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	12,810,000		16,302,000
Maximum Exposure	12,810,000		16,302,000
Ohio Power Co [Member] | Ohio Phase-in-Recovery Funding [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	267,000,000
Securitized Transition Assets	132,000,000
Ohio Power Co [Member] | Ohio Phase-in-Recovery Funding [Member] | Current Assets [Member]
ASSETS
Assets	23,198,000
Ohio Power Co [Member] | Ohio Phase-in-Recovery Funding [Member] | Other Non Current Assets [Member]
ASSETS
Assets	251,409,000	[6]
Variable Interest Entities (Textuals) [Abstract]
Intercompany Item Eliminated in Consolidation	116,000,000
Ohio Power Co [Member] | Ohio Phase-in-Recovery Funding [Member] | Total Assets [Member]
ASSETS
Assets	274,607,000
Ohio Power Co [Member] | Ohio Phase-in-Recovery Funding [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	36,470,000
Ohio Power Co [Member] | Ohio Phase-in-Recovery Funding [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	236,800,000
Ohio Power Co [Member] | Ohio Phase-in-Recovery Funding [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1,337,000
Ohio Power Co [Member] | Ohio Phase-in-Recovery Funding [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	274,607,000
Public Service Co of Oklahoma [Member] | Billings from AEP Service Corporation [Member]
Billings to Affiliates [Abstract]
Billings from VIE	85,974,000		89,199,000		84,028,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	85,974,000		89,199,000		84,028,000
Public Service Co of Oklahoma [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	10,596,000		13,381,000
Maximum Exposure	10,596,000		13,381,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Billings to Affiliates [Abstract]
Billings from VIE	155,000,000		147,000,000		128,000,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	155,000,000		147,000,000		128,000,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Current Assets [Member]
ASSETS
Assets	66,478,000		56,535,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	157,274,000		170,436,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Other Non Current Assets [Member]
ASSETS
Assets	51,211,000		55,076,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Total Assets [Member]
ASSETS
Assets	274,963,000		282,047,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	32,812,000		31,446,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	241,673,000		250,340,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	478,000		261,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	274,963,000		282,047,000
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member]
Billings to Affiliates [Abstract]
Billings from VIE	60,000,000		77,000,000		62,000,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	60,000,000		77,000,000		62,000,000
Percentage of VIE Sales of Lignite Produced	50.00%
Percentage of DHLCs Debt Guaranteed by Each SWEPCo and CLECO	50.00%
Percentage of Management Fee Received by SWEPCo from DHLC	100.00%
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Capital Contribution From Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	7,643,000		7,643,000
Maximum Exposure	7,643,000		7,643,000
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Retained Earnings [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	1,600,000		946,000
Maximum Exposure	1,600,000		946,000
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | SWEPCo's Guarantee Of Debt [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	0		0
Maximum Exposure	61,348,000		49,564,000
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Total Investment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	9,243,000		8,589,000
Maximum Exposure	70,591,000		58,153,000
Southwestern Electric Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings to Affiliates [Abstract]
Billings from VIE	125,441,000		136,642,000		130,148,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	125,441,000		136,642,000		130,148,000
Southwestern Electric Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	13,520,000		19,669,000
Maximum Exposure	$ 13,520,000		$ 19,669,000
AEP Generating Co [Member] | Rockport Generating Plant (Unit No. 1) [Member]
Variable Interest Entities (Textuals) [Abstract]
Jointly Owned Utility Plant, Proportionate Ownership Share	50.00%
AEP Generating Co [Member] | Rockport Generating Plant (Unit No. 2) [Member]
Variable Interest Entities (Textuals) [Abstract]
Percentage Interest in Rockport Plant Unit 2 Lease	50.00%
AEP Generating Co [Member] | Lawrenceburg Generating Station [Member]
Variable Interest Entities (Textuals) [Abstract]
Jointly Owned Utility Plant, Proportionate Ownership Share	100.00%
Cleco Power, LLC [Member]
Variable Interest Entities (Textuals) [Abstract]
Percentage of VIE Sales of Lignite Produced	50.00%

[1]	In 2013, APCo and OPCo issued $380 million and $267 million, respectively, of Securitization Bonds (see Note 16).
[2]	Includes an intercompany item eliminated in consolidation of $82 million.
[3]	Includes an intercompany item eliminated in consolidation of $89 million.
[4]	In 2013, APCo and OPCo issued $380 million and $267 million, respectively, of Securitization Bonds (see Note 15).
[5]	Includes an intercompany item eliminated in consolidation of $4 million.
[6]	Includes an intercompany item eliminated in consolidation of $116 million.